Share based compensation (Details 6)	12 Months Ended
Dec. 31, 2020 CAD ($) shares
Issuance for Employee Stock Purchase Plan	$ 14,059
Common Shares
Issuance for Employee Stock Purchase Plan, shares | shares	30,899
Issuance for Employee Stock Purchase Plan	$ 14,059
Purchased by Employees | Common Shares
Issuance for Employee Stock Purchase Plan, shares | shares	16,686
Issuance for Employee Stock Purchase Plan	$ 7,592
Matched by the Company | Common Shares
Issuance for Employee Stock Purchase Plan, shares | shares	14,213
Issuance for Employee Stock Purchase Plan	$ 6,467